NBT INVESTMENT COMPANY, INC.

                       Statement of Assets and Liabilities

                               As of June 30, 2000

                                   (unaudited)

Assets:
    Investment in NBT Special Holdings, LLC, at fair value                                  $       435,253,223
                  (identified cost $434,951,083)

    Dividend, interest and other receivables                                                          3,414,613
                                                                                               ---------------------

            Total assets                                                                    $       438,667,836
                                                                                               ---------------------

Liabilities:
    Administrative fees payable                                                             $            10,000
                                                                                               ---------------------

            Total liabilities                                                                            10,000
                                                                                               ---------------------

            Net assets                                                                      $       438,657,836
                                                                                               =====================


Net assets represented by:
    Paid-in capital (authorized 50,000,000 shares at $0.01 par;                             $       434,951,083
       4,349,510 shares outstanding)

    Net investment income                                                                             3,404,613

    Net unrealized appreciation on investments                                                          302,140
                                                                                               ---------------------

            Total net assets applicable to shares outstanding ($100.85 per share)           $       438,657,836
                                                                                               =====================







See accompanying notes to unaudited financial statements.

                          NBT INVESTMENT COMPANY, INC.

                             Statement of Operations

                For the period from May 30, 2000 to June 30, 2000

                                   (unaudited)

Investment income:
    Dividends and other investment income                                                         $         3,414,613
                                                                                                     -----------------

           Total investment income                                                                          3,414,613
                                                                                                     -----------------

Expenses:
    Organizational costs                                                                                       48,835

    Administrative fees                                                                                        10,000
                                                                                                     -----------------

           Total expenses                                                                                      58,835

    Reimbursement of organizational costs                                                                     (48,835)
                                                                                                     -----------------

           Net expenses                                                                                        10,000
                                                                                                     -----------------

                   Net investment income                                                                    3,404,613

Unrealized appreciation - net                                                                                 302,140
                                                                                                     -----------------


Net increase in net assets resulting from operations                                              $         3,706,753
                                                                                                     -----------------





See accompanying notes to unaudited financial statements.

                          NBT INVESTMENT COMPANY, INC.

                       Statement of Changes in Net Assets

                For the period from May 30, 2000 to June 30, 2000

                                   (unaudited)

Increase in net assets:

    Operations:

           Net investment income                                                                  $      3,404,613

           Net unrealized appreciation on investments                                                      302,140
                                                                                                     ------------------

                   Net increase in net assets resulting from operations                                  3,706,753

    Increase in net assets from capital share transactions                                             434,951,083
                                                                                                     ------------------

           Total increase in net assets                                                                438,657,836

Net assets:

    Beginning of period                                                                                         --
                                                                                                     ------------------

    End of period                                                                                 $    438,657,836
                                                                                                     ==================








See accompanying notes to unaudited financial statements.

                          NBT INVESTMENT COMPANY, INC.

                          Notes to Financial Statements

                         As of June 30, 2000 and for the
                      period May 30, 2000 to June 30, 2000


(1)      ORGANIZATION

         NBT Investment Company, Inc. (the "Fund") was organized as a Maryland corporation on May 30, 2000. The Fund is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is authorized to issue 50,000,000 shares of common stock, par value $0.01.

         The Fund's primary objective is to invest in a portfolio of medium to high quality debt securities which the Investment Manager believes does not involve undue risk to income or principal. Under normal market conditions, the Fund will primarily invest its assets in (i) Commercial Loans, (ii) Commercial Real Estate Mortgages, (iii) Agricultural Loans,
         (iv) Installment Loans, and (v) Limited Liability Companies that invest in such obligations. The Fund may also invest in (i) Mortgage Backed Securities, (ii) Collateralized Mortgage Obligations ("CMOs"), (iii) Asset-Backed Securities, (iv) Corporate Debt Securities, (v) U.S. Government Agency Securities, and (vi) U.S. Treasury Securities.


(2)      SIGNIFICANT ACCOUNTING POLICIES

         (A)      INVESTMENTS

                  Investments in NBT Special Holdings, LLC (the LLC), which have no quoted market price, are stated at fair value, as determined in good faith and pursuant to procedures established by the Board of Directors. Fair value of the LLC is determined by valuing the underlying assets, primarily loans, on the basis of their future principal and interest payments discounted at prevailing interest rates for similar investments. The Fund is the only member of the LLC. Income from the LLC is recorded on the equity basis as earned. Security transactions are accounted for on the trade date.

         (B)      INCOME TAXES

                  The Fund's policy is to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders which will be sufficient to relieve it from all or substantially all federal and state income taxes.

         (C)      USE OF ESTIMATES

                  Estimates and assumptions are required to be made regarding assets and liabilities when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.



                                  4                                  (Continued)

                          NBT INVESTMENT COMPANY, INC.

                          Notes to Financial Statements

                         As of June 30, 2000 and for the
                      period May 30, 2000 to June 30, 2000



(3)      CAPITAL SHARE TRANSACTIONS

         Transactions in capital stock were as follows:

                                                  Shares           Amount
                                                  ------           ------

              Shares sold                      4,349,520     $434,952,083
              Shares redeemed                         10            1,000
                                               ---------     ------------

                  Net increase                 4,349,510     $434,951,083
                                               =========     ============

(4)      INVESTMENT TRANSACTIONS

         Purchases of investments were $434,951,083. There were no sales of investments.

(5)      RELATED PARTY TRANSACTIONS

         (A)      INVESTMENT MANAGER

                  The Investment Manager of the Fund is an employee of both the Fund and NBT Bank, NA (the "Bank"). The Investment Manager determines and administers an investment program for the Fund, makes investment decisions on behalf of the Fund including the determination of the Fund's net asset value and places all orders for the purchase and sale of the Fund's portfolio securities. The Investment Manager is not compensated by the Fund.

         (B)      CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

                  The Bank serves as the Fund's custodian, transfer agent and dividend disbursing agent. As compensation for its custody services the Bank is entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Fund, accrued daily and paid monthly, excluding certain assets in accordance with the custodian contract.

                  As transfer agent and dividend disbursing agent, the Bank is entitled to receive a fee from the Fund in the amount of $10,000 per month plus the Bank's reasonable out of pocket expenses incurred in the performance of its services.

         (C)      REIMBURSEMENT OF ORGANIZATIONAL COSTS

                  The Bank reimbursed the Fund for its organizational costs.


                                        5